Management Plans - Capital Resources	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Management Plans - Capital Resources
Note 2. Management Plans - Capital Resources

Note 2. Management Plans - Capital Resources

The Company reported net losses of $838,536 and $187,735 for the nine months ended September 30, 2021 and 2020, respectively, and stockholders’ deficiencies of $3,671,887 and $3,105,770 at September 30, 2021 and December 31, 2020, respectively. The Company has a working capital deficit of approximately $2.5 million at September 30, 2021. These factors raise doubt about the ability to continue as a going concern. The Company has previously modified a significant amount of the short-term liabilities and plans to restructure certain remaining short-term debt.

Subsequent to the quarter ended September 30, 2021, the Company entered into three demand notes of $12,000 each with three related parties. On October 28, 2021, the Company entered into a promissory note of $150,000 with its Vice President of Business Development. Additionally, on November 3, 2021, the Company entered into a loan agreement with an unrelated third party, resulting in net proceeds to the Company of $403,200. The Company is exploring additional sources of financing, including debt and equity, and anticipates significant growth of business. These plans, in management’s opinion, will allow the Company to meet its obligations for at least the twelve-month period from the date the financial statements are available to be issued and alleviate the substantial doubt.

The Company’s goal is to increase sales and generate cash flow from operations on a consistent basis. The Company uses a formal financial review and budgeting process as a tool for improvement that has aided expense reduction and internal performance. The Company’s business plans require improving the results of its operations in future periods. We continue to see cybersecurity growth across our businesses in the fourth quarter. Additionally, we expect the investment in IGI CyberLabs, LLC, (“CyberLabs”) to accelerate the revenue growth of the Nodeware product line in the fourth quarter of 2021. Adding recurring, higher margin software revenue to our product mix will have a greater impact on improving cash flow than relying on our traditional service offerings alone.

The Company believes the capital resources available under its factoring line of credit, cash from additional related party and third-party loans and cash generated by improving the results of its operations provide sources to fund its ongoing operations and to support the internal growth of the Company. Although the Company has no assurances, the Company believes that related parties, who have previously provided working capital, and third parties will continue to provide working capital loans on similar terms, as in the past, as may be necessary to fund its on-going operations for at least the next 12 months. If the Company experiences significant growth in its sales, the Company believes that this may require it to increase its financing line, finance additional accounts receivable, or obtain additional working capital from other sources to support its sales growth.

NOTE 2. - MANAGEMENT PLANS

The Company reported operating income of $1,291 in 2020 and $329,137 in 2019, net income of $675,996 in 2020 and $47,977 in 2019, and stockholders’ deficiencies of $3,105,770 and $3,907,310 at December 31, 2020 and 2019, respectively. The Company has a working capital deficit of approximately $ 2.1 million at December 31, 2020. These factors raise initial doubt about the ability to continue as a going concern. The Company has modified a significant amount of the existing short-term liabilities, plans to restructure certain remaining short term debt, is exploring additional sources of financing, including debt and equity, and anticipates significant growth of business. These plans, in management’s opinion, will allow the Company to meet its obligations for the twelve-month period from the date the financial statements are available to be issued and alleviate the initial substantial doubt.

Continue to Improve Operations and Capital Resources

The Company expects to increase revenue and cash flow from operations on a consistent basis based on recent demand for services and products. The Company has renegotiated the terms of some of the notes, using operational cash flow to pay down balances and extending terms and expects to continue to renegotiate additional obligations. These includes transactions during the first quarter of 2021, where the Company has renegotiated the due dates of approximately $446,000 of notes payable into 2023 and 2024. These obligations have been reclassified as long-term in the accompanying balance sheet.

During 2017, the Company originated lines of credit with related parties totaling $175,000 and borrowed $140,000. During 2018, the Company borrowed an additional $20,000. At December 31, 2020, the Company had approximately $15,000 available under these financing agreements.

During 2019, the Company borrowed $200,000 from a related party under the terms of a note payable. In 2020, the Company borrowed $50,000 more from this note payable. At December 31, 2020, the Company had $250,000 available under this financing agreement.

The Company believes the capital resources generated by the improving results of its operations as well as cash available under its factoring line of credit and from additional related parties and third-party loans, if needed, provide sources to fund its ongoing operations and to support the internal growth of the Company. If the Company experiences significant growth in its sales, the Company believes that this may require it to increase its financing line, finance additional accounts receivable, or obtain additional working capital from other sources to support its sales growth.

The Company plans to continue to evaluate alternatives which may include continuing to renegotiate the terms of other notes, seeking conversion of the notes to shares of common stock and seeking funds to repay the notes. The Company continues to evaluate repayment of our remaining notes payable based on its cash flow. These plans, in management’s opinion, will allow the Company to meet its obligations for a reasonable period of time from the date the financial statements are available to be issued.